Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 24, 2011
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Central Index Key	dei_EntityCentralIndexKey	0000770540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 24, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

NATIXIS FUNDS

Supplement dated June 24, 2011 to the Class A, Class C and Class Y Prospectuses, each dated May 1, 2011, as may be revised or supplemented from time to time for the following funds:

Absolute Asia Dynamic Equity Fund

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class AC Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (restated to reflect current expenses)	6.60%	5.69%
Total annual fund operating expenses	7.85%	7.69%
Fee waiver and/or expense reimbursement[1]	6.10%	5.19%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.75%	2.50%

1 The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.75% and 2.50% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.75% and 2.50% of the Fund's average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class AC Fund Summary is amended as follows:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$743	$353	$253
3 years	$2,227	$1,787	$1,787
5 years	$3,628	$3,240	$3,240
10 years	$6,796	$6,544	$6,544

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class Y Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	1.00%
Other expenses (restated to reflect current expenses)	6.10%
Total annual fund operating expenses	7.10%
Fee waiver and/or expense reimbursement[1]	5.60%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.50%

1 The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class Y Fund Summary is amended as follows:

Class Y
1 year	$153
3 years	$1,592
5 years	$2,971
10 years	$6,173

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000770540_SupplementTextBlock

NATIXIS FUNDS

Supplement dated June 24, 2011 to the Class A, Class C and Class Y Prospectuses, each dated May 1, 2011, as may be revised or supplemented from time to time for the following funds:

Absolute Asia Dynamic Equity Fund

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class AC Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (restated to reflect current expenses)	6.60%	5.69%
Total annual fund operating expenses	7.85%	7.69%
Fee waiver and/or expense reimbursement[1]	6.10%	5.19%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.75%	2.50%

1 The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.75% and 2.50% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.75% and 2.50% of the Fund's average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class AC Fund Summary is amended as follows:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$743	$353	$253
3 years	$2,227	$1,787	$1,787
5 years	$3,628	$3,240	$3,240
10 years	$6,796	$6,544	$6,544

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class Y Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	1.00%
Other expenses (restated to reflect current expenses)	6.10%
Total annual fund operating expenses	7.10%
Fee waiver and/or expense reimbursement[1]	5.60%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.50%

1 The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class Y Fund Summary is amended as follows:

Class Y
1 year	$153
3 years	$1,592
5 years	$2,971
10 years	$6,173

Retail Class | Absolute Asia Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000770540_SupplementTextBlock

NATIXIS FUNDS

Supplement dated June 24, 2011 to the Class A, Class C and Class Y Prospectuses, each dated May 1, 2011, as may be revised or supplemented from time to time for the following funds:

Absolute Asia Dynamic Equity Fund

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class AC Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (restated to reflect current expenses)	6.60%	5.69%
Total annual fund operating expenses	7.85%	7.69%
Fee waiver and/or expense reimbursement[1]	6.10%	5.19%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.75%	2.50%

1 The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.75% and 2.50% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.75% and 2.50% of the Fund's average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class AC Fund Summary is amended as follows:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$743	$353	$253
3 years	$2,227	$1,787	$1,787
5 years	$3,628	$3,240	$3,240
10 years	$6,796	$6,544	$6,544

Class Y | Absolute Asia Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000770540_SupplementTextBlock

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class Y Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	1.00%
Other expenses (restated to reflect current expenses)	6.10%
Total annual fund operating expenses	7.10%
Fee waiver and/or expense reimbursement[1]	5.60%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.50%

1 The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the Absolute Asia Dynamic Equity Fund Class Y Fund Summary is amended as follows:

Class Y
1 year	$153
3 years	$1,592
5 years	$2,971
10 years	$6,173